CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net revenues
Integrated contract revenue	$ 230,109	$ 182,600
Product sales	19,177	14,370
Revenue from services	23,628	5,709
Total net revenues	272,914	202,679
Costs of integrated contracts	155,998	137,810
Costs of products sold	5,834	4,143
Costs of services rendered	7,110	1,898
Gross profit	103,972	58,828
Operating expenses
Selling	14,438	11,858
General and administrative	23,459	22,330
Research and development	19,216	15,990
VAT refunds and government subsidies	(16,511)	(17,798)
Total operating expenses	40,602	32,380
Income from operations	63,370	26,448
Other income, net	2,710	1,260
Foreign exchange loss	(1,104)	(635)
Gains on deconsolidation of the Company's interests in Beijing Hollycon Electronic Technology Co., Ltd (“Hollycon”)	0	6,005
Share of net income of equity investees	2,273	2,279
Interest income	3,036	1,257
Interest expenses	(634)	(400)
Dividend income from a cost investee	1,057	0
Income before income taxes	70,708	36,214
Income tax expenses	13,031	4,570
Net income	57,677	31,644
Less: net (loss) income attributable to non-controlling interests	86	(13)
Net income attributable to Hollysys Automation Technologies Ltd.	57,591	31,657
Other comprehensive income, net of tax of nil
Translation adjustments	32,270	(33,611)
Comprehensive (loss) income	89,947	(1,967)
Less: comprehensive (loss) income attributable to non-controlling interests	87	(21)
Comprehensive (loss) income attributable to Hollysys Automation Technologies Ltd.	$ 89,860	$ (1,946)
Net income per ordinary share:
Basic (in dollars per share)	$ 0.95	$ 0.53
Diluted (in dollars per share)	$ 0.95	$ 0.52
Shares used in income per share computation:
Weighted average number of ordinary shares	60,428,431	59,976,132
Weighted average number of diluted ordinary shares	61,241,092	61,023,669